OTHER ASSETS AND OTHER LIABILITIES - The fair value of derivative financial instruments (Details) S/ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 PEN (S/)
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			S/ 1,214,497	S/ 1,092,107
Liabilities			1,205,213	1,040,282
Nominal amount			54,844,606	69,720,506
Derivatives held for trading [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			1,186,401	992,936
Liabilities			1,059,240	970,671
Nominal amount			52,032,718	63,449,868
Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			28,096	99,171
Liabilities			145,973	69,611
Nominal amount			2,811,888	6,270,638
Forward foreign exchange contracts one [Member] | Derivatives held for trading [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			256,891	306,148
Liabilities			257,999	246,960
Nominal amount			22,030,623	27,422,634
Maturity	January 2021 / October 2022	January 2020 / October 2020
Related instruments	-
Interest rate swap
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			600,718	268,633
Liabilities			613,624	350,938
Interest rate swap | Derivatives held for trading [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			600,718	268,633
Liabilities			613,624	350,938
Nominal amount			20,447,415	26,268,071
Maturity	January 2021 / December 2031	January 2020 / December 2031
Related instruments	-
Currency swaps
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			323,425	411,656
Liabilities			181,454	366,545
Currency swaps | Derivatives held for trading [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			323,425	411,656
Liabilities			181,454	366,545
Nominal amount			9,095,243	8,177,179
Maturity	January 2021 / January 2033	January 2020 / January 2033
Related instruments	-
Foreign exchange options [Member] | Derivatives held for trading [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			2,673	6,489
Liabilities			3,547	6,089
Nominal amount			426,848	1,565,083
Maturity	January 2021 / June 2021	January 2020 / December 2020
Related instruments	-
Futures
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			2,694	10
Liabilities			2,616	139
Futures | Derivatives held for trading [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			2,694	10
Liabilities			2,616	139
Nominal amount			32,589	16,901
Maturity	March 2021	March 2020
Interest rate swap contract one [Member] | Cash flow hedges | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			0	0
Liabilities			2,525	0
Nominal amount			108,630	0
Maturity	March 2022	-
Related instruments	Bonds issued
Interest rate swap contract one [Member] | Fair value hedges [member] | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			0	0
Liabilities			26,053	8,124
Nominal amount			628,677	618,790
Maturity	March 2022 / May 2023	June 2021 / May 2023
Related instruments	Investments (*)
Interest rate swap contract two [Member] | Cash flow hedges | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			0	0
Liabilities			1,473	2,555
Nominal amount			253,470	231,980
Maturity	March 2021	March 2021
Related instruments	Bonds issued
Interest rate swap contract three [Member] | Cash flow hedges | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			0	102
Liabilities			315	1,111
Nominal amount			362,100	662,800
Maturity	March 2021	May 2020 / November 2020
Related instruments	Debt to banks
Interest rate swap contract four [Member] | Cash flow hedges | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			0	55
Liabilities			72	714
Nominal amount			181,050	984,258
Maturity	March 2021	February 2020 / November 2020
Related instruments	Debt to banks
Interest rate swap contract five [Member] | Cash flow hedges | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			0	114
Liabilities			60	0
Nominal amount			181,050	331,400
Maturity	March 2021	August 2020
Related instruments	Debt to banks
Interest rate swap contract six [Member] | Cash flow hedges | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			0	315
Liabilities			0	839
Nominal amount			0	994,200
Maturity	-	May 2020 / August 2020
Related instruments		Debt to banks
Interest rate swap contract seven [Member] | Cash flow hedges | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			0	0
Liabilities			0	447
Nominal amount			0	331,400
Maturity	-	June 2020
Related instruments		Debt to banks
Interest rate swap contract eight [Member] | Cash flow hedges | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			0	0
Liabilities			0	1,046
Nominal amount			0	629,660
Maturity	-	May 2020 / June 2020
Related instruments	Debt to banks
Cross currency swap contract [Member] | Cash flow hedges | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			18,224	20,803
Liabilities			74,677	1,167
Nominal amount			487,046	107,425
Maturity	January 2021 / September 2024	May 2021 / September 2024
Related instruments	Investments (*)
Cross currency swap contract one [Member] | Cash flow hedges
Disclosure of Other Assets And Other Liabilities [Line Items]
Nominal amount	$ 25.0	$ 25.0	90,500	82,900
Cross currency swap contract one [Member] | Cash flow hedges | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			5,090	0
Liabilities			0	8,197
Nominal amount			181,050	165,700
Maturity	January 2025	January 2025
Related instruments	Bonds issued
Cross currency swap contract two [Member] | Cash flow hedges
Disclosure of Other Assets And Other Liabilities [Line Items]
Nominal amount	$ 80.0	$ 80.0	283,500	265,100
Cross currency swap contract two [Member] | Cash flow hedges | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			4,782	0
Liabilities			0	2,823
Nominal amount			175,345	152,545
Maturity	August 2021	August 2021
Related instruments	Bonds issued
Cross currency swap contract three [Member] | Cash flow hedges
Disclosure of Other Assets And Other Liabilities [Line Items]
Nominal amount	$ 70.0	$ 70.0	248,000	231,900
Cross currency swap contract three [Member] | Cash flow hedges | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			0	0
Liabilities			29,001	30,352
Nominal amount			162,945	149,130
Maturity	August 2026	August 2026
Related instruments	Repurchase agreements
Cross currency swap contract four [Member] | Cash flow hedges | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			0	0
Liabilities			11,797	12,236
Nominal amount			90,525	82,850
Maturity	August 2026	August 2026
Related instruments	Repurchase agreements
Cross currency swap contract five [Member] | Cash flow hedges | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			0	30,741
Liabilities			0	0
Nominal amount			0	231,980
Maturity	-	August 2020
Related instruments	Repurchase agreements
Cross currency swap contract five [Member] | Fair value hedges [member] | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Nominal amount			628,700	618,800
Cross currency swap contract six [Member] | Cash flow hedges | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			0	7,624
Liabilities			0	0
Nominal amount			0	331,400
Maturity	-	January 2020
Related instruments	Debt to banks
Cross currency swap and interest rate swap contract [Member] | Cash flow hedges
Disclosure of Other Assets And Other Liabilities [Line Items]
Nominal amount	$ 45.0	$ 45.0	162,900	149,100
Cross currency swap and interest rate swap contract [Member] | Cash flow hedges | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets			0	39,417
Liabilities			0	0
Nominal amount			S/ 0	S/ 265,120
Maturity	-	August 2020
Related instruments	Repurchase agreements